Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Commitments and Contingencies

The Company leases office and laboratory facilities and certain equipment under certain noncancelable operating leases that expire from time to time through 2017. A summary of future minimum rental payments required under operating leases that have initial or remaining terms in excess of one year as of December 31, 2011 are as follows (in thousands):

Lease Commitments:

Years ended	Operating Leases
2012	$1,407.8
2013	832.7
2014	563.6
2015	553.7
2016	563.9
Thereafter	293.2
Total minimum lease payments	$4,214.9

Expense incurred under operating leases was approximately $2.1 million and $889,000, for the years ended December 2011 and 2010, respectively.

Contingencies:
Under license agreements with third parties the Company is typically required to pay maintenance fees, make milestone payments and/or pay other fees and expenses and pay royalties upon commercialization of products. The Company also sponsors research at various academic institutions, which research agreements generally provide us with an option to license new technology discovered during the course of the sponsored research.

In connection with the issuance to investors and service providers of many of the shares of the Company’s common stock and warrants to purchase common stock previously disclosed and described herein, the Company granted the holders registration rights providing for the registration of such shares of common stock and shares of common stock underlying warrants on a registration statement to be filed with the Securities and Exchange Commission (“SEC”) so as to permit the resale of those shares. Certain of the registration rights agreements provided for penalties for failure to file or failure to obtain an effective registration statement. With respect to satisfying its obligations to the holders of these registration rights, the Company has been in various situations. The Company had previously filed a registration statement as required for some of the holders, and in May 2011 filed a registration statement for all of the holders (except for holders whose shares of Common Stock were currently salable under Rule 144 of the Securities Act or who waived certain rights); such registration statement was declared effective by the SEC on September 30, 2011. The Company has certain obligations to maintain the effectiveness of this registration statement. Certain holders who had outstanding registration rights had previously waived their registration rights or were subject to lock-up agreements. No holder has yet asserted any claim against the Company with respect to a failure to satisfy any registration obligations. Were someone to assert a claim against the Company for breach of registration obligations, the Company believes it has several defenses that would result in relieving it from some or any liability, although no assurances can be given. The Company also notes that damage claims may be limited, as (i) most shares of Common Stock as to which registration rights attached are either now registered or currently salable under Rule 144 of the Securities Act or are otherwise currently subject to other restrictions on sale and (ii) the shares of Common Stock underlying warrants with registration rights are now registered, and during much of the relevant periods the warrants with registration rights generally have been out of the money, were subject to lock-up agreements and/or the underlying shares of Common Stock were otherwise subject to restrictions on resale. Accordingly, were holders to assert claims against the Company based on breach of the Company’s obligation to register, the Company believes that the Company’s maximum exposure would not be material.

Amorcyte line of credit — On May 19, 2006, PCT entered into a line of credit agreement with Amorcyte Inc. (“Amorcyte”), an entity which was spun out of PCT in 2006, whereby PCT agreed to loan Amorcyte up to $500,000 at an annual interest rate of 5%. The line of credit agreement was a condition to Amorcyte closing a Series A Preferred Stock Financing completed during 2006. The Company has not loaned any amount to Amorcyte under this agreement through September 30, 2011. The line of credit agreement expires on the earlier of (i) the date on which the Company declares the outstanding principal and accrued interest due and payable based on an event of default as defined within the agreement, or (ii) the date of closing of the first debt or equity financing of Amorcyte following the initial borrowing of the principal. These events have not occurred to date. On October 17, 2011, the Company acquired Amorcyte pursuant to the Amorcyte Agreement and Plan of Merger, and this line of credit was cancelled. (See Note 4).